ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2011
ALLOWANCE FOR LOAN LOSSES

NOTE 5 –ALLOWANCE FOR LOAN LOSSES

The total allowance reflects management's estimate of loan losses inherent in the loan portfolio at the balance sheet date. The Company considers the allowance for loan losses of $8,316 adequate to cover loan losses inherent in the loan portfolio. The following tables present by portfolio segment, the allowance for loan losses for the year ended December 31 (in thousands):

	2011
		Construction &	Commercial		Residential
	Commercial	Development	Real Estate	Consumer	Real Estate	Total
Allowance for loan losses:
Beginning balance	$634	$223	$5,719	$194	$971	$7,741
Charge-offs	(272)	-	(1,801)	(206)	(82)	(2,361)
Recoveries	1	-	-	52	8	61
Provision	111	60	2,507	118	79	2,875
Ending balance	$474	$283	$6,425	$158	$976	$8,316

Ending allowance balance:
Loans individually evaluated for impairment	$-	$-	$3,626	$-	$-	$3,626

Loans collectively evaluated for impairment	474	283	2,799	158	976	4,690
Total	$474	$283	$6,425	$158	$976	$8,316

Ending loan balance:
Loans individually evaluated for impairment	$-	$1,105	$16,041	$-	$276	$17,422

Loans collectively evaluated for impairment	51,726	13,466	256,792	9,821	98,027	429,832
Total	$51,726	$14,571	$272,833	$9,821	$98,303	$447,254

	2010
		Construction &	Commercial		Residential
	Commercial	Development	Real Estate	Consumer	Real Estate	Total
Allowance for loan losses:
Beginning balance	$626	$-	$4,548	$171	$908	$6,253
Charge-offs	(35)	-	-	(144)	(138)	(317)
Recoveries	10	-	-	45	-	55
Provision	33	223	1,171	122	201	1,750
Ending balance	$634	$223	$5,719	$194	$971	$7,741

Ending allowance balance:
Loans individually evaluated for impairment	$-	$-	$1,774	$-	$-	$1,774

Loans collectively evaluated for impairment	634	223	3,945	194	971	$5,967
Total	$634	$223	$5,719	$194	$971	$7,741

Ending loan balance:
Loans individually evaluated for impairment	$-	$-	$15,529	$-	$-	$15,529

Loans collectively evaluated for impairment	51,784	12,472	242,912	10,772	91,600	409,540
Total	$51,784	$12,472	$258,441	$10,772	$91,600	$425,069

Changes in the allowance for loan losses are as follows (in thousands):

	2011	2010	2009

Balance, beginning of period	$7,741	$6,253	$5,416
Provision charged to operations	2,875	1,750	1,300
Recoveries charged to allowance	61	55	55
Losses charged to allowance	(2,361)	(317)	(518)

Balance, end of period	$8,316	$7,741	$6,253

Credit Quality Information

The following tables represent credit exposures by assigned grades for the years ended December 31, 2011 and 2010. The grading analysis estimates the capability of the borrower to repay the contractual obligations of the loan agreements as scheduled or at all. The Company's internal credit risk grading system is based on experiences with similarly graded loans.

The Company's internally assigned grades are as follows:

Pass – loans which are protected by the current net worth and paying capacity of the obligor or by the value of the underlying collateral.

Special Mention – loans where a potential weakness or risk exists, which could cause a more serious problem if not corrected.

Substandard – loans that have a well-defined weakness based on objective evidence and are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

Doubtful – loans classified as doubtful have all the weaknesses inherent in a substandard asset. In addition, these weaknesses make collection or liquidation in full highly questionable and improbable, based on existing circumstances.

Loss – loans classified as a loss are considered uncollectable, or of such value that continuance as an asset is not warranted.

Loans are graded by either independent loan review or internal review. Internally reviewed loans were assigned a risk weighting by the loan officer and approved by the loan committee, but have not undergone a formal loan review by an independent party. These loans are typically smaller dollar balances that have not experienced delinquency issues. Balances include gross loan value before unearned income and excluding overdrafts as of December 31 (in thousands):

	2011
	Commercial	Construction & Development	Commercial Real Estate	Consumer	Residential Real Estate	Total
Loans Independently Reviewed:
Pass	$20,136	$1,914	$158,723	$57	$8,172	$189,002
Special Mention	417	1,635	9,021	57	618	11,748
Substandard	2,660	3,531	34,192	50	2,389	42,822
Doubtful	17	-	-	-	-	17
Loss	-	-	-	-	-	-

Total	$23,230	$7,080	$201,936	$164	$11,179	$243,589

Loans Internally Reviewed:
Pass	$28,365	$7,502	$71,850	$9,660	$87,318	$204,695
Special Mention	-	-	-	-	-	-
Substandard	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-

Total	$28,365	$7,502	$71,850	$9,660	$87,318	$204,695

	2010
	Commercial	Construction & Development	Commercial Real Estate	Consumer	Residential Real Estate	Total
Loans Independently Reviewed:
Pass	$17,454	$3,034	$128,114	$54	$6,457	$155,113
Special Mention	307	-	10,806	31	333	11,477
Substandard	2,370	1,774	35,715	8	2,057	41,924
Doubtful	-	-	-	1	-	1
Loss	-	-	-	-	-	-

Total	$20,131	$4,808	$174,635	$94	$8,847	$208,515

Loans Internally Reviewed:
Pass	$31,496	$7,693	$84,709	$10,634	$82,798	$217,330
Special Mention	-	-	-	45	176	221
Substandard	-	-	-	13	-	13
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-

Total	$31,496	$7,693	$84,709	$10,692	$82,974	$217,564

Age Analysis of Past Due Loans by Class

The following is a table which includes an aging analysis of the recorded investment of past due loans as of December 31 including loans which are in nonaccrual status (in thousands):

	2011
	30-59 Days Past Due	60-89 Days Past Due	90 Days Or Greater	Total Past Due	Current	Total Loans	Recorded Investment > 90 Days and Accruing

Commercial	$248	$214	$200	$662	$51,064	$51,726	$163
Construction and development	-	-	-	-	14,571	14,571	-
Commercial real estate	175	1,611	4,526	6,312	266,521	272,833	346
Consumer	180	32	35	247	9,574	9,821	2
Residential real estate	790	191	695	1,676	96,627	98,303	40

Total	$1,393	$2,048	$5,456	$8,897	$438,357	$447,254	$551

	2010
	30-59 Days Past Due	60-89 Days Past Due	90 Days Or Greater	Total Past Due	Current	Total Loans	Recorded Investment > 90 Days and Accruing

Commercial	$487	$139	$580	$1,206	$50,578	$51,784	$580
Construction and development	-	-	-	-	12,472	12,472	-
Commercial real estate	55	2,712	16,044	18,811	239,630	258,441	952
Consumer	128	30	59	217	10,555	10,772	44
Residential real estate	221	241	547	1,009	90,591	91,600	512

Total	$891	$3,122	$17,230	$21,243	$403,826	$425,069	$2,088

Impaired Loans

Management considers commercial loans and commercial real estate loans which are 90 days or more past due as impaired, and if warranted, includes the entire customer relationship in that status. These loans are analyzed to determine if it is probable that all amounts will not be collected according to the contractual terms of the loan agreement. If management determines that the value of the impaired loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), impairment is recognized through an allowance estimate or a charge-off to the allowance.

The following tables include the recorded investment and unpaid principal balances for impaired loans with the associated allowance amount, if applicable, as of December 31 (in thousands):

	2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
Construction and development	$1,105	$1,105	$-	$356	$-
Commercial real estate	6,364	7,314	-	882	-
Residential real estate	276	276	-	64	-

With an allowance recorded:
Commercial real estate	9,677	9,677	3,626	7,529	-

Total:	$17,422	$18,372	$3,626	$8,831	$-

	2010
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
Commercial real estate	$5,775	$5,775	$-	$444	$-

With an allowance recorded:
Commercial real estate	9,754	9,754	1,774	9,822	-

Total:	$15,529	$15,529	$1,774	$10,266	$-

Nonaccrual Loans

Following are the loans, presented by class, on nonaccrual status as of December 31 (in thousands):

	2011	2010

Commercial	$38	$-
Construction and development	1,105	-
Commercial real estate	11,669	15,626
Consumer	48	15
Residential real estate	655	35

Total	$13,515	$15,676

Troubled Debt Restructurings

Loan modifications that are considered troubled debt restructurings completed during the year are as follows (dollars in thousands):

	2011
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Commercial real estate	5	$9,877	$9,877
Residential real estate	4	421	421

Total	9	$10,298	$10,298

Included in the above table, is a commercial real estate loan originated in the fourth quarter at a below market interest rate to a new borrower who has a stronger financial position. This borrower purchased the property from an existing customer who was experiencing cash flow problems and we believed repayment was doubtful. No additional allowance for loan loss was recorded for this loan; however, we recorded a charge off of the difference in the present value of future cash flows for the interest rate at which the loan was originated and current market interest rate. No principal reduction was made. Other commercial real estate loans were restructured resulting in lowering the payment amount for a period of time and did not include any change in principal balance or interest rate. The residential real estate loans were modified by lowering the stated interest rate on the original loans. No principal reduction was made. Additional interest income of $5 would have been recognized at the original interest rate as compared to the adjusted interest rate on the residential real estate loans.

When a loan is classified as a troubled debt restructuring, we evaluate it for impairment and if necessary include that valuation in the allowance for loan losses.